Provisions - Disclosure of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current provisions	€ 13,724	€ 11,311
Non-current provisions	7,744	8,460
Total	21,468	19,771
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	3,574	3,501
Non-current provisions	5,410	5,764
Total	8,984	9,265
Sales incentives
Disclosure of other provisions [line items]
Current provisions	6,031	3,395
Non-current provisions	0	0
Total	6,031	3,395
Restructuring
Disclosure of other provisions [line items]
Current provisions	958	853
Non-current provisions	342	687
Total	1,300	1,540
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	343	405
Non-current provisions	747	793
Total	1,090	1,198
Commercial risks
Disclosure of other provisions [line items]
Current provisions	2,301	2,444
Non-current provisions	422	228
Total	2,723	2,672
Other risks
Disclosure of other provisions [line items]
Current provisions	517	713
Non-current provisions	823	988
Total	€ 1,340	€ 1,701